Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured at Fair Value

The following tables summarize the Company’s financial liabilities measured at fair value on a recurring basis based on the three-tier fair value hierarchy:

	Fair Value Measurement as of December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	—	—	—	—
Liability instrument	—	—	7,236	7,236
Total fair value	—	—	7,236	7,236

	Fair Value Measurement as of December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability	—	—	538	538
Liability instrument	—	—	—	—
Total fair value	—	—	538	538

Schedule of Financial Liability Transfers

The following table summarizes the transfers in and out of Level 3 financial liabilities:

(in thousands)	Derivative Liability	Liability Instrument
Fair value at December 31, 2021	$—	$—
Addition to derivative liability for debt issuance discount	538	—
Fair value at December 31, 20222	538	—
Reclassification of derivative liability for conversion of Notes to Series B Preferred Stock	(538)	—
Increase in the fair value of the liability instrument	—	7,236
Fair value at December 31, 2023	$—	$7,236